Adoption of New IFRS Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Adjustments to Previously Reported Figures Relate to Adoption of IFRS 15

Adjustments to Condensed Consolidated Balance Sheets

(CAD$ in millions)	December 31, 2017	January 1, 2017
Equity before accounting changes	$19,525	$17,601
Adjustments to equity relating to:
Trade and settlement receivables	(61)	—
Inventories	32	—
Current portion of deferred consideration	23	32
Current income taxes payable	5	—
Deferred consideration	651	723
Deferred income tax liabilities	(182)	(190)

Equity after accounting changes	$19,993	$18,166

Equity after accounting changes attributable to:
Shareholders of the company	$19,851	$18,007
Non-controlling interests	142	159

	$19,993	$18,166

Adjustments to Condensed Consolidated Statements of Income

(CAD$ in millions)	Year ended December 31, 2017
Profit for the year before accounting changes	$2,538
Adjustments to profit relating to:
Revenues	(138)
Cost of sales	76
Provision for income taxes	13

Profit for the year after accounting changes	$2,489

Profit for the year after accounting changes attributable to: Shareholders of the company	$2,460
Non-controlling interests	29

$2,489

Earnings per share after accounting changes
Basic	$4.26
Diluted	$4.19

The adjustments to profit relating to the new IFRS pronouncements in Note 32(b) decreased basic earnings per share by $0.08 and diluted earnings per share by $0.09 for the year ended December 31, 2017.

Adjustments to Condensed Consolidated Statements of Comprehensive Income

(CAD$ in millions)	Year ended December 31, 2017
Total comprehensive income before accounting changes	$2,501
Adjustments to comprehensive income relating to:
Profit	(49)
Other comprehensive income:
Currency translation differences	(48)

Total comprehensive income after accounting changes	$2,404

Total comprehensive income after accounting changes attributable to:
Shareholders of the company	$2,383
Non-controlling interests	21

$2,404